UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
December 31, 2016
unaudited
Common stocks 93.73% Financials 17.07%	Shares	Value (000)
HDFC Bank Ltd.[1]	99,206,759	$1,934,381
HDFC Bank Ltd. (ADR)	8,898,800	539,979
Prudential PLC[1]	103,129,408	2,057,035
AIA Group Ltd.[1]	365,269,600	2,044,146
Barclays PLC[1]	666,675,486	1,831,338
UniCredit SpA[1,2]	403,394,596	1,159,673
Housing Development Finance Corp. Ltd.[1]	53,109,265	987,237
Kotak Mahindra Bank Ltd.[1]	90,708,514	962,065
Credit Suisse Group AG1	63,503,308	906,765
Société Générale[1]	18,380,372	902,304
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	710,094	342,976
Fairfax Financial Holdings Ltd., subordinate voting	647,870	315,318
ORIX Corp.[1]	34,301,700	531,420
Commerzbank AG, non-registered shares[1]	61,508,925	469,118
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	87,600,000	444,096
ICICI Bank Ltd.[1]	103,365,942	387,575
ICICI Bank Ltd. (ADR)	1,254,765	9,398
BNP Paribas SA1	6,101,666	388,684
Toronto-Dominion Bank	7,410,000	365,464
Bank of Ireland[1,3]	1,405,558,553	347,097
UBS Group AG1	21,501,026	336,597
Deutsche Bank AG1,3	15,301,581	276,910
Indiabulls Housing Finance Ltd.[1,2]	26,207,577	249,510
Itaú Unibanco Holding SA, preferred nominative (ADR)	24,029,500	247,023
Macquarie Group Ltd.[1]	3,392,000	213,816
Svenska Handelsbanken AB, Class A1	13,841,154	192,312
Sberbank of Russia PJSC (ADR) [1]	15,630,000	180,492
Brookfield Asset Management Inc., Class A	5,347,000	176,504
Siam Commercial Bank Public Co. Ltd., foreign registered [1]	40,078,440	169,974
AXA SA1	6,440,241	162,512
Axis Bank Ltd.[1]	21,393,890	141,369
Industrial and Commercial Bank of China Ltd., Class H1	208,300,000	124,236
Metropolitan Bank & Trust Co.[1]	84,220,000	123,125
Aberdeen Asset Management PLC[1]	35,986,042	114,366
KASIKORNBANK PCL[1]	14,819,400	73,208
KASIKORNBANK PCL, nonvoting depository receipts[1]	6,150,600	30,368
Banco Santander, SA1	19,290,000	100,698
Capitec Bank Holdings Ltd.[1]	1,790,000	90,654
Bankia, SA1	75,948,709	77,592
Hana Financial Group Inc.[1]	2,975,293	76,807
Eurobank Ergasias SA1,3	108,860,228	73,764
Standard Chartered PLC[1,3]	4,860,000	39,805
Standard Chartered PLC (HKD denominated)[1,3]	3,954,857	31,743
RSA Insurance Group PLC[1]	9,457,706	68,213
Royal Bank of Canada	1,000,000	67,680
Kinnevik AB, Class B [1]	2,318,633	55,551
Haci Ömer Sabanci Holding AS1	19,560,000	50,768
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Bangkok Bank PCL, nonvoting depository receipt [1]	10,507,900	$46,660
Banca Popolare Di Milano[1]	24,275,000	9,151
		20,527,477
Information technology 14.94%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	397,350,649	2,225,179
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	171,428
Alibaba Group Holding Ltd. (ADR)[3]	24,708,445	2,169,649
Nintendo Co., Ltd.[1,2]	9,967,154	2,083,589
Tencent Holdings Ltd.[1]	84,322,587	2,046,524
Samsung Electronics Co., Ltd.[1]	1,237,239	1,828,092
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	57,384
ASML Holding NV1	12,981,811	1,454,529
Murata Manufacturing Co., Ltd.[1]	10,668,526	1,420,697
Infineon Technologies AG1,2	63,274,842	1,096,669
Baidu, Inc., Class A (ADR)[3]	3,994,530	656,741
NAVER Corp.[1]	577,756	370,037
Keyence Corp.[1]	418,000	286,405
Tata Consultancy Services Ltd.[1]	7,966,000	276,907
Nokia Corp.[1]	53,027,000	254,659
Yandex NV, Class A3	11,483,088	231,155
SK hynix, Inc. [1,3]	6,283,000	229,664
AAC Technologies Holdings Inc.[1]	22,621,000	203,512
TDK Corp.[1]	2,811,700	192,799
Hexagon AB, Class B1	4,132,949	147,386
Halma PLC[1]	10,055,157	110,826
Tech Mahindra Ltd.[1]	14,244,916	102,244
LG Display Co., Ltd.[1,3]	3,543,269	91,471
ASM Pacific Technology Ltd.[1]	8,247,000	87,306
Worldpay Group PLC[1]	26,270,800	87,124
Samsung SDI Co., Ltd.[1]	868,326	78,033
		17,960,009
Consumer discretionary 12.11%
Sony Corp.[1]	52,863,500	1,469,134
Altice NV, Class A1,2,3	52,918,115	1,046,725
Altice NV, Class B1,2,3	16,341,536	324,979
Naspers Ltd., Class N1	7,306,532	1,064,600
adidas AG1	5,151,373	814,127
Ctrip.com International, Ltd. (ADR)[3]	18,068,000	722,720
Industria de Diseño Textil, SA1	19,166,000	654,049
Paddy Power Betfair PLC[1,2]	5,775,791	617,141
Toyota Motor Corp.[1]	10,501,300	613,060
LVMH Moët Hennessy-Louis Vuitton SE1	2,984,700	569,114
Galaxy Entertainment Group Ltd.[1]	121,926,000	524,546
Rakuten, Inc.[1]	49,182,900	481,281
Hyundai Motor Co.[1]	3,674,447	441,459
Kering SA1	1,914,100	429,112
Mahindra & Mahindra Ltd.[1]	23,135,488	401,995
Kroton Educacional SA, ordinary nominative[2]	90,424,000	370,342
Liberty Global PLC, Class C, nonvoting[3]	8,508,070	252,690
Liberty Global PLC, Class A3	3,790,000	115,936
Hyundai Mobis Co., Ltd.[1]	1,595,000	347,870
Sands China Ltd.[1]	78,995,200	339,741
ASOS PLC[1,2,3]	5,302,939	322,748
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Barratt Developments PLC[1]	50,098,000	$285,011
Steinhoff International Holdings NV1	43,624,481	225,272
B&M European Value Retail SA1,2	60,545,000	207,120
H & M Hennes & Mauritz AB, Class B1	7,370,003	204,590
Don Quijote Holdings Co., Ltd.[1]	5,288,500	195,370
William Hill PLC[1,2]	45,270,007	161,349
Techtronic Industries Co. Ltd.[1]	43,815,000	156,956
Li & Fung Ltd.[1]	335,850,000	146,842
Dixons Carphone PLC[1]	32,095,074	139,921
Melco Crown Entertainment Ltd. (ADR)	8,414,000	133,783
Publicis Groupe SA1	1,847,205	127,430
Motherson Sumi Systems Ltd.[1]	20,220,000	97,143
Mr Price Group Ltd.[1]	7,550,000	87,307
Ryohin Keikaku Co., Ltd.[1]	425,000	83,102
Restaurant Brands International Inc.	1,727,410	82,328
TOD’S SpA[1]	1,224,376	79,604
Global Brands Group Holding Ltd.[1,2,3]	540,040,100	71,089
Sports Direct International PLC[1,3]	16,207,678	55,626
Samsonite International SA1	14,220,000	40,456
Hermès International[1]	47,805	19,605
HUGO BOSS AG1	246,134	15,187
Schibsted ASA, Class B1	478,558	10,142
Maruti Suzuki India Ltd.[1]	96,000	7,478
Ferrari NV1	78,157	4,547
		14,560,627
Industrials 8.91%
Airbus Group SE, non-registered shares[1]	26,444,700	1,745,312
Ryanair Holdings PLC (ADR)[3]	10,729,994	893,379
International Consolidated Airlines Group, SA (CDI)[1,2]	153,050,123	830,019
Recruit Holdings Co., Ltd.[1]	18,302,100	732,905
Komatsu Ltd.[1]	28,375,000	640,457
Toshiba Corp.[1,2,3]	263,979,000	637,786
Rolls-Royce Holdings PLC[1,3]	61,182,544	503,156
Babcock International Group PLC[1,2]	32,759,478	384,324
Jardine Matheson Holdings Ltd.[1]	6,770,400	373,476
Eicher Motors Ltd.[1]	1,087,308	348,397
Nidec Corp.[1]	3,878,900	333,586
ASSA ABLOY AB, Class B1	15,659,000	290,474
KONE Oyj, Class B1	6,348,354	284,410
Leonardo - Finmeccanica SPA[1,3]	19,988,136	280,227
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	19,766,202	276,554
Geberit AG1	612,000	244,918
Groupe Eurotunnel SE1	24,791,248	235,356
CK Hutchison Holdings Ltd.[1]	20,691,784	233,592
Wolseley PLC[1]	3,313,904	202,460
easyJet PLC[1]	15,145,795	187,334
SK Holdings Co., Ltd.[1]	977,455	185,440
SECOM Co., Ltd.[1]	2,536,000	185,065
Edenred SA1	8,850,000	175,387
Adecco Group AG [1]	1,590,000	103,810
Ashtead Group PLC[1]	5,011,399	97,089
Safran SA1	1,288,741	92,786
Capita PLC[1]	7,998,900	52,368
SMC Corp.[1]	216,000	51,402
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Air France-KLM[1,3]	9,233,795	$50,267
Alliance Global Group, Inc.[1]	150,350,000	38,653
ALFA, SAB de CV, Class A, ordinary participation certificates	10,850,000	13,451
Andritz AG1	199,196	9,999
		10,713,839
Consumer staples 7.67%
British American Tobacco PLC[1]	33,010,999	1,874,329
Associated British Foods PLC[1,2]	46,102,964	1,558,114
Nestlé SA1	13,074,799	937,804
AMOREPACIFIC Corp.[1,2]	3,267,500	868,783
Pernod Ricard SA1	7,989,513	865,521
Alimentation Couche-Tard Inc., Class B	14,041,800	636,700
Kao Corp.[1]	12,748,800	603,185
CP ALL PCL[1]	331,395,000	577,501
Uni-Charm Corp.[1]	15,595,000	340,593
Japan Tobacco Inc.[1]	6,068,000	199,354
Coca-Cola European Partners PLC	4,952,418	155,506
Thai Beverage PCL[1]	230,295,000	134,805
Treasury Wine Estates Ltd.[1]	16,669,734	128,266
Coca-Cola HBC AG (CDI)[1]	3,562,746	77,656
Glanbia PLC[1]	4,345,231	72,171
Shiseido Co., Ltd.[1]	2,722,000	68,764
President Chain Store Corp.[1]	9,569,000	68,448
Ajinomoto Co., Inc.[1]	2,846,000	57,239
		9,224,739
Health care 7.56%
Novo Nordisk A/S, Class B1	57,463,051	2,064,044
Novartis AG1	27,554,832	2,004,301
Bayer AG1	8,650,500	902,471
Sysmex Corp.[1,2]	14,852,138	858,499
UCB SA1,2	12,642,824	809,242
Grifols, SA, Class A, non-registered shares[1]	12,687,000	252,078
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	11,254,100	180,482
Grifols, SA, Class B (ADR)	3,541,478	56,912
Takeda Pharmaceutical Co. Ltd.[1]	9,397,000	388,099
Teva Pharmaceutical Industries Ltd. (ADR)	8,328,000	301,890
Roche Holding AG, non-registered shares, nonvoting[1]	1,187,538	270,584
Sanofi[1]	2,570,000	207,851
Fresenius SE & Co. KGaA[1]	2,582,800	201,753
Merck KGaA[1]	1,645,500	171,726
AstraZeneca PLC[1]	2,408,000	130,594
Astellas Pharma Inc.[1]	7,067,000	97,957
Chugai Pharmaceutical Co., Ltd.[1]	3,323,000	95,172
Fresenius Medical Care AG & Co. KGaA[1]	616,735	52,289
Hypermarcas SA, ordinary nominative	3,089,700	24,805
GlaxoSmithKline PLC[1]	1,225,000	23,394
		9,094,143
Materials 6.47%
Glencore PLC[1,3]	388,631,838	1,306,229
HeidelbergCement AG1,2	12,205,510	1,138,707
ArcelorMittal SA1,3	109,902,099	810,277
Nitto Denko Corp.[1,2]	10,347,699	792,313
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative (ADR)	54,086,700	$372,657
Vale SA, Class A, preferred nominative	21,884,800	156,940
Chr. Hansen Holding A/S1,2	8,743,000	483,624
Fortescue Metals Group Ltd.[1]	113,673,000	480,015
Rio Tinto PLC[1]	10,308,000	392,535
First Quantum Minerals Ltd.[2]	38,070,001	378,531
Koninklijke DSM NV1	6,106,619	365,581
Grasim Industries Ltd.[1,2]	23,664,540	299,610
Klabin SA, units	46,825,000	254,936
Syngenta AG1	433,214	171,198
Amcor Ltd.[1]	13,350,000	143,806
Akzo Nobel NV1	1,656,000	103,419
BASF SE1	824,000	76,847
Wacker Chemie AG1	340,500	35,395
Croda International PLC[1]	342,758	13,446
		7,776,066
Energy 6.08%
Reliance Industries Ltd.[1]	77,708,800	1,237,569
Royal Dutch Shell PLC, Class A1	20,756,731	571,946
Royal Dutch Shell PLC, Class B1	15,616,914	445,641
Royal Dutch Shell PLC, Class A (ADR)	1,018,989	55,413
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	753,385	20,478
Enbridge Inc. (CAD denominated)	19,069,362	802,457
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[3]	70,591,703	713,682
Petróleo Brasileiro SA (Petrobras), preferred nominative[3]	1,107,800	5,061
Schlumberger Ltd.	8,184,700	687,106
TOTAL SA1	11,940,709	609,546
Canadian Natural Resources, Ltd.	15,710,000	500,675
Tourmaline Oil Corp.[2,3]	14,417,000	385,591
Tourmaline Oil Corp.[1,2,3,4]	2,130,000	54,120
Seven Generations Energy Ltd., Class A3	14,979,680	349,319
Oil Search Ltd.[1]	48,335,452	249,559
Tullow Oil PLC[1,2]	58,865,498	225,613
Suncor Energy Inc.	4,659,000	152,333
BP PLC[1]	21,600,000	134,211
Pembina Pipeline Corp.	2,338,679	73,088
Galp Energia, SGPS, SA, Class B1	2,590,000	38,501
		7,311,909
Telecommunication services 3.94%
SoftBank Group Corp.[1]	30,465,406	2,011,245
Nippon Telegraph and Telephone Corp.[1]	18,441,000	775,182
China Mobile Ltd.[1]	60,118,000	630,384
KDDI Corp.[1]	12,578,800	317,588
MTN Group Ltd.[1]	25,116,375	229,415
SFR Group SA, non-registered shares[1,3]	3,633,061	102,430
Telia Co. AB1	25,400,000	102,182
TDC A/S1,3	19,525,000	100,245
Idea Cellular Ltd.[1]	80,123,441	87,320
Bharti Airtel Ltd.[1]	16,800,000	75,570
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	240,000,000	70,604
Vodafone Group PLC[1]	27,700,000	68,128
Intouch Holdings PCL[1]	36,860,000	51,154
TalkTalk Telecom Group PLC[1]	23,374,000	48,672
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
BT Group PLC[1]	9,137,672	$41,379
Reliance Communications Ltd.[1,3]	56,198,451	28,004
		4,739,502
Utilities 2.87%
DONG Energy AS1,3	20,843,635	788,899
Power Grid Corp. of India Ltd.[1]	191,947,666	518,520
Cheung Kong Infrastructure Holdings Ltd.[1]	53,723,000	427,285
Enel SPA[1]	93,109,100	409,738
China Gas Holdings Ltd.[1]	225,874,000	306,073
Power Assets Holdings Ltd.[1]	32,404,000	285,478
SSE PLC[1]	9,710,022	185,619
ACCIONA, SA1	2,421,000	178,164
ENN Energy Holdings Ltd.[1]	43,322,000	177,463
China Resources Gas Group Ltd.[1]	62,600,000	175,447
		3,452,686
Real estate 1.68%
Cheung Kong Property Holdings Ltd.[1]	137,525,368	833,977
Sun Hung Kai Properties Ltd.[1]	34,731,694	434,845
Ayala Land, Inc.[1]	338,868,700	217,875
Ayala Land, Inc., preference shares[1,3]	481,283,600	871
Henderson Land Development Co. Ltd.[1]	33,915,681	179,039
Wharf (Holdings) Ltd.[1]	26,928,000	176,959
Daiwa House Industry Co., Ltd.[1]	6,375,000	173,907
		2,017,473
Miscellaneous 4.43%
Other common stocks in initial period of acquisition		5,322,296
Total common stocks (cost: $89,033,718,000)		112,700,766
Convertible bonds 0.02% Miscellaneous 0.02%	Principal amount (000)
Other convertible bonds in initial period of acquisition		28,760
Total convertible bonds (cost: $26,705,000)		28,760
Bonds, notes & other debt instruments 0.35% U.S. Treasury bonds & notes 0.30% U.S. Treasury 0.30%
U.S. Treasury 0.875% 2017	$255,250	255,467
U.S. Treasury 0.875% 2017	108,700	108,791
Total U.S. Treasury bonds & notes		364,258
Bonds & notes of governments outside the U.S. 0.04%
Brazil (Federative Republic of) 10.00% 2025	BRL161,000	45,993
EuroPacific Growth Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 0.01% Energy 0.01%	Principal amount (000)	Value (000)
Petróleos Mexicanos 7.19% 2024	MXN300,000	$12,338
Petróleos Mexicanos 7.47% 2026	62,500	2,489
Total corporate bonds & notes		14,827
Total bonds, notes & other debt instruments (cost: $423,289,000)		425,078
Short-term securities 5.77%
American Honda Finance Corp. 0.65%–0.70% due 1/19/2017–1/27/2017	$190,000	189,934
ANZ New Zealand (International) Ltd. 0.88% due 3/2/2017[5]	44,000	43,932
Apple Inc. 0.53%–0.56% due 1/12/2017–1/18/2017[5]	139,600	139,574
Bank of Nova Scotia 0.91% due 1/9/2017[5]	80,000	79,988
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.72% due 2/1/2017	16,300	16,289
BNP Paribas, New York Branch 0.94%–1.21% due 3/9/2017–4/5/2017	75,000	74,846
Canadian Imperial Bank of Commerce 0.80%–1.21% due 2/16/2017–2/22/2017[5]	137,300	137,284
Chariot Funding, LLC 0.62% due 1/24/2017[5]	15,000	14,993
Chevron Corp. 0.60%–0.67% due 1/31/2017–2/7/2017[5]	100,000	99,930
Ciesco LLC 1.06% due 3/24/2017[5]	100,000	99,782
Citibank, N.A. 1.22% due 6/1/2017	50,000	50,014
CPPIB Capital Inc. 0.69%–0.70% due 1/6/2017–2/3/2017[5]	90,000	89,973
Export Development Canada 0.70% due 2/13/2017	41,500	41,473
ExxonMobil Corp. 0.53% due 1/23/2017	50,000	49,978
Fairway Finance Corp. 0.95% due 3/14/2017[5]	40,000	39,929
Fannie Mae 0.41%–0.60% due 1/3/2017–2/14/2017	165,300	165,253
Federal Farm Credit Banks 0.52%–0.54% due 4/17/2017–5/26/2017	105,000	104,785
Federal Home Loan Bank 0.36%–0.63% due 1/4/2017–5/15/2017	2,350,757	2,349,590
Freddie Mac 0.36%–0.60% due 1/4/2017–5/3/2017	534,500	534,202
John Deere Canada ULC 0.70% due 1/26/2017[5]	22,060	22,051
John Deere Financial Inc. 0.65% due 1/10/2017[5]	50,000	49,993
KfW 0.78%–0.88% due 2/1/2017–3/2/2017[5]	75,000	74,911
Liberty Street Funding Corp. 0.97% due 3/8/2017[5]	60,000	59,906
Microsoft Corp. 0.71%–0.86% due 1/24/2017–3/13/2017[5]	208,000	207,830
Mitsubishi UFJ Trust and Banking Corp. 0.70% due 1/19/2017[5]	50,000	49,981
Mizuho Bank, Ltd. 1.00%–1.05% due 3/13/2017–3/29/2017[5]	254,600	253,999
Nestlé Capital Corp. 0.71% due 1/12/2017[5]	40,000	39,992
Nordea Bank AB 0.91% due 1/12/2017[5]	10,700	10,698
Old Line Funding, LLC 0.91%–1.02% due 1/10/2017–1/20/2017[5]	106,500	106,466
Paccar Financial Corp. 0.60% due 1/3/2017	30,000	29,998
Sumitomo Mitsui Banking Corp. 0.95%–1.00% due 1/18/2017–4/4/2017[5]	100,000	99,857
Svenska Handelsbanken Inc. 0.95%–1.08% due 1/6/2017–4/24/2017[5]	103,750	103,575
Toronto-Dominion Holdings USA Inc. 0.69%–1.16% due 1/17/2017–4/13/2017[5]	180,000	179,912
Total Capital Canada Ltd. 0.70% due 1/9/2017[5]	124,300	124,283
Toyota Credit Canada Inc. 0.68% due 1/10/2017	50,000	49,991
Toyota Motor Credit Corp. 0.67%–0.91% due 1/23/2017–3/9/2017	100,000	99,904
U.S. Treasury Bills 0.35%–0.48% due 1/19/2017–2/16/2017	663,300	663,035
Victory Receivables Corp. 0.72%–1.12% due 1/9/2017–3/20/2017[5]	200,000	199,744
Wells Fargo Bank, N.A. 0.90%–1.09% due 3/2/2017–4/24/2017	153,750	153,786
Westpac Banking Corp. 0.91% due 1/23/2017[5]	33,100	33,086
Total short-term securities (cost: $6,934,289,000)		6,934,747
Total investment securities 99.87% (cost: $96,418,001,000)		120,089,351
Other assets less liabilities 0.13%		151,540
Net assets 100.00%		$120,240,891
EuroPacific Growth Fund — Page 7 of 12

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $5,418,270,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	1/9/2017	Barclays Bank PLC	$181,828	£142,700	$5,904
British pounds	1/11/2017	Citibank	$506,969	£407,659	4,369
British pounds	1/12/2017	JPMorgan Chase	$98,900	£78,550	2,054
British pounds	1/19/2017	UBS AG	$219,104	£175,150	3,117
British pounds	1/19/2017	Bank of America, N.A.	$219,099	£175,151	3,112
British pounds	1/19/2017	JPMorgan Chase	$215,404	£172,199	3,056
British pounds	1/24/2017	Bank of America, N.A.	$26,157	£21,000	257
British pounds	2/7/2017	Bank of America, N.A.	$219,033	£171,695	7,213
British pounds	2/17/2017	UBS AG	$199,733	£160,279	1,958
Euros	1/6/2017	JPMorgan Chase	$760,693	€695,389	28,309
Euros	1/9/2017	Citibank	$509,466	€471,505	12,803
Euros	1/10/2017	Barclays Bank PLC	$121,976	€112,974	2,969
Euros	1/10/2017	JPMorgan Chase	$48,121	€44,570	1,171
Euros	1/26/2017	HSBC Bank	$66,043	€63,093	(472)
Euros	1/26/2017	Bank of America, N.A.	$292,664	€279,700	(2,205)
Euros	1/27/2017	Barclays Bank PLC	$127,271	€121,578	(908)
Euros	2/24/2017	HSBC Bank	$42,849	€41,021	(452)
Japanese yen	1/6/2017	JPMorgan Chase	$6,394	¥664,700	704
Japanese yen	1/11/2017	Barclays Bank PLC	$486,760	¥50,000,000	58,582
Japanese yen	1/13/2017	JPMorgan Chase	$45,124	¥4,900,000	3,158
Japanese yen	1/20/2017	HSBC Bank	$448,144	¥50,945,000	11,671
Japanese yen	2/7/2017	Bank of America, N.A.	$487,705	¥50,000,000	58,985
Japanese yen	2/7/2017	JPMorgan Chase	$466,258	¥52,834,000	13,238
Japanese yen	2/16/2017	Bank of America, N.A.	$31,926	¥3,669,900	448
Japanese yen	2/17/2017	JPMorgan Chase	$132,631	¥15,599,497	(1,176)
Japanese yen	2/17/2017	Citibank	$265,212	¥31,198,993	(2,401)
Japanese yen	2/24/2017	Barclays Bank PLC	$494,745	¥58,183,000	(4,456)
					$211,008
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
Nintendo Co., Ltd.[1]	11,325,300	64,000	1,422,146	9,967,154	$—	$2,083,589
Associated British Foods PLC[1]	40,015,838	6,087,126	—	46,102,964	21,389	1,558,114
Altice NV, Class A1,3	42,421,231	10,496,884	—	52,918,115	—	1,046,725
Altice NV, Class B1,3	16,341,536	—	—	16,341,536	—	324,979
EuroPacific Growth Fund — Page 8 of 12

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
UniCredit SpA[1]	37,802,730	365,591,866	—	403,394,596	$5,118	$1,159,673
HeidelbergCement AG1	6,278,510	5,927,000	—	12,205,510	10,209	1,138,707
Infineon Technologies AG1	52,368,143	14,149,699	3,243,000	63,274,842	—	1,096,669
AMOREPACIFIC Corp.[1]	1,378,000	1,889,500	—	3,267,500	4,599	868,783
Sysmex Corp.[1]	11,336,974	4,331,564	816,400	14,852,138	5,176	858,499
International Consolidated Airlines Group, SA (CDI)[1]	156,533,816	9,550,000	13,033,693	153,050,123	35,756	830,019
UCB SA1	12,642,824	—	—	12,642,824	15,795	809,242
Nitto Denko Corp.[1,6]	7,100,499	3,247,200	—	10,347,699	7,708	792,313
Toshiba Corp.[1,3]	174,569,000	89,410,000	—	263,979,000	—	637,786
Paddy Power Betfair PLC[1]	4,436,476	1,339,315	—	5,775,791	2,464	617,141
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000	6,543	483,624
Tourmaline Oil Corp.[3]	14,417,000	—	—	14,417,000	—	385,591
Tourmaline Oil Corp.[1,3,4]	—	2,130,000	—	2,130,000	—	54,120
Babcock International Group PLC[1]	32,759,478	—	—	32,759,478	11,381	384,324
First Quantum Minerals Ltd.	38,070,001	—	—	38,070,001	440	378,531
Kroton Educacional SA, ordinary nominative	84,909,100	5,514,900	—	90,424,000	8,012	370,342
ASOS PLC[1,3]	3,534,605	1,768,334	—	5,302,939	—	322,748
Grasim Industries Ltd.[1]	1,727,954	34,382,586	12,446,000	23,664,540	759	299,610
Grasim Industries Ltd. (GDR)[1]	1,915,953	573,247	2,489,200	—	839	—
Indiabulls Housing Finance Ltd.[1]	26,207,577	—	—	26,207,577	7,058	249,510
Tullow Oil PLC[1]	59,145,000	155,000	434,502	58,865,498	—	225,613
B&M European Value Retail SA1	63,424,531	—	2,879,531	60,545,000	13,681	207,120
William Hill PLC[1,6]	40,476,007	4,794,000	—	45,270,007	7,220	161,349
Global Brands Group Holding Ltd.[1,3]	543,368,100	—	3,328,000	540,040,100	—	71,089
Barratt Developments PLC[1,7]	53,444,467	5,473,533	8,820,000	50,098,000	21,069	—
NAVER Corp.[1,7]	1,670,228	—	1,092,472	577,756	550	—
Tech Mahindra Ltd.[1,7]	61,831,716	—	47,586,800	14,244,916	11,049	—
Yandex NV, Class A3,7	12,712,200	1,206,800	2,435,912	11,483,088	—	—
					$196,815	$17,415,810
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $97,181,723,000, which represented 80.82% of the net assets of the fund. This amount includes $95,192,352,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,244,308,000, which represented 1.87% of the net assets of the fund.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2016; it was not publicly disclosed.
[7]	Unaffiliated issuer at 12/31/2016.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Tourmaline Oil Corp.	12/1/2016	$55,981	$54,120.05%
EuroPacific Growth Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
EuroPacific Growth Fund — Page 10 of 12

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,508,438	$18,019,039	$—	$20,527,477
Information technology	3,228,973	14,731,036	—	17,960,009
Consumer discretionary	1,677,799	12,882,828	—	14,560,627
Industrials	906,830	9,807,009	—	10,713,839
Consumer staples	792,206	8,432,533	—	9,224,739
Health care	383,607	8,710,536	—	9,094,143
Materials	1,163,064	6,613,002	—	7,776,066
Energy	3,724,725	3,587,184	—	7,311,909
Telecommunication services	—	4,739,502	—	4,739,502
Utilities	—	3,452,686	—	3,452,686
Real estate	—	2,016,602	871	2,017,473
Miscellaneous	1,133,401	4,188,895	—	5,322,296
Convertible bonds	—	28,760	—	28,760
Bonds, notes & other debt instruments	—	425,078	—	425,078
Short-term securities	—	6,934,747	—	6,934,747
Total	$15,519,043	$104,569,437	$871	$120,089,351

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$223,078	$—	$223,078
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(12,070)	—	(12,070)
Total	$—	$211,008	$—	$211,008
*	Securities with a value of $88,563,011,000, which represented 73.65% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
EuroPacific Growth Fund — Page 11 of 12

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$27,779,930
Gross unrealized depreciation on investment securities	(5,479,899)
Net unrealized appreciation on investment securities	22,300,031
Cost of investment securities	97,789,320

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
£ = British pounds
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
¥ = Japanese yen
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-0217O-S54096	EuroPacific Growth Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2017